Debt	9 Months Ended
Sep. 30, 2024
Debt [Abstract]
DEBT

NOTE 9 — DEBT

The Company has financing arrangements for many of the vehicles in its fleet. The financing includes direct loans for each vehicle being financed. The Company entered into new vehicle financing arrangements totaling $0 and $281,575 for the three months ended September 30, 2024, and 2023, respectively, and $0 and $744,933 for the nine months ended September 30, 2024, and 2023. Payments of debt obligations are based on level monthly payments for 60 months and include interest rates ranging from 4.94% – 11.09%. As of September 30, 2024, the weighted average interest rate on the Company’s short debt obligations was 6.75%. The combined amounts of these financial obligations are included in the condensed consolidated balance sheets as current portion of long-term debt and Long-term debt. The company does not have debt covenants associated with these arrangements.

The following table presents the maturity analysis of the long-term debt as of September 30, 2024:

Years
2024	$70,940
2025	296,044
2026	299,254
2027	135,976
2028	56,385
Total debt	858,599
Less current portion	291,036
Long-term debt	$567,563